LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–90.28%
Aerospace & Defense–0.93%
General Dynamics Corp.	22,030	$ 5,027,466
Lockheed Martin Corp.	19,105	9,031,507
		14,058,973
Air Freight & Logistics–0.35%
United Parcel Service, Inc. Class B	27,438	5,322,698
		5,322,698
Automobiles–1.52%
Ferrari NV	13,147	3,562,048
General Motors Co.	128,870	4,726,952
†Tesla, Inc.	70,075	14,537,759
		22,826,759
Banks–0.19%
Citigroup, Inc.	25,163	1,179,893
East West Bancorp, Inc.	29,879	1,658,285
		2,838,178
Beverages–2.08%
†Monster Beverage Corp.	419,385	22,650,984
PepsiCo, Inc.	47,649	8,686,413
		31,337,397
Biotechnology–4.07%
AbbVie, Inc.	97,906	15,603,279
†Genmab AS ADR	69,164	2,611,633
†Incyte Corp.	70,726	5,111,368
†Neurocrine Biosciences, Inc.	51,323	5,194,914
†Sarepta Therapeutics, Inc.	8,901	1,226,825
†Seagen, Inc.	825	167,038
†Ultragenyx Pharmaceutical, Inc.	7,436	298,184
†Vertex Pharmaceuticals, Inc.	98,693	31,095,203
		61,308,444
Broadline Retail–3.85%
†Amazon.com, Inc.	516,212	53,319,538
†Etsy, Inc.	41,982	4,673,856
		57,993,394
Building Products–0.16%
†Trex Co., Inc.	49,884	2,427,854
		2,427,854
Capital Markets–2.01%
CME Group, Inc.	28,008	5,364,092
MarketAxess Holdings, Inc.	4,980	1,948,624
Moody's Corp.	22,763	6,965,934
MSCI, Inc.	28,396	15,892,957
		30,171,607
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–0.85%
Sherwin-Williams Co.	57,107	$ 12,835,940
		12,835,940
Commercial Services & Supplies–1.77%
Cintas Corp.	14,491	6,704,696
†Copart, Inc.	265,668	19,980,890
		26,685,586
Communications Equipment–1.91%
†Arista Networks, Inc.	121,725	20,432,758
Motorola Solutions, Inc.	28,799	8,240,258
		28,673,016
Construction Materials–0.38%
Eagle Materials, Inc.	38,641	5,670,567
		5,670,567
Consumer Finance–0.10%
Synchrony Financial	51,382	1,494,189
		1,494,189
Consumer Staples Distribution & Retail–3.14%
Costco Wholesale Corp.	70,243	34,901,639
Dollar General Corp.	34,611	7,284,231
Sysco Corp.	66,202	5,112,781
		47,298,651
Distributors–0.52%
LKQ Corp.	91,967	5,220,047
Pool Corp.	7,549	2,585,079
		7,805,126
Diversified Telecommunication Services–0.19%
†Liberty Global PLC Class C	140,579	2,865,000
		2,865,000
Electrical Equipment–0.93%
AMETEK, Inc.	79,661	11,577,133
†Generac Holdings, Inc.	6,235	673,442
nVent Electric PLC	42,069	1,806,443
		14,057,018
Electronic Equipment, Instruments & Components–0.75%
Amphenol Corp. Class A	74,396	6,079,641
Cognex Corp.	52,224	2,587,699
†Zebra Technologies Corp. Class A	8,136	2,587,248
		11,254,588
Entertainment–0.36%
†Netflix, Inc.	11,558	3,993,058
†ROBLOX Corp. Class A	32,813	1,475,929
		5,468,987
LVIP Blended Large Cap Growth Managed Volatility Fund–1

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services–4.24%
†Berkshire Hathaway, Inc. Class B	16,290	$ 5,029,863
†Euronet Worldwide, Inc.	7,382	826,046
Mastercard, Inc. Class A	12,189	4,429,604
†PayPal Holdings, Inc.	123,320	9,364,921
Visa, Inc. Class A	188,911	42,591,874
†WEX, Inc.	8,510	1,564,904
		63,807,212
Ground Transportation–0.16%
Landstar System, Inc.	8,101	1,452,185
Ryder System, Inc.	11,184	998,060
		2,450,245
Health Care Equipment & Supplies–3.87%
†Align Technology, Inc.	8,378	2,799,425
†Edwards Lifesciences Corp.	208,530	17,251,687
†IDEXX Laboratories, Inc.	41,156	20,581,292
†Intuitive Surgical, Inc.	68,899	17,601,628
		58,234,032
Health Care Providers & Services–3.97%
†Centene Corp.	31,477	1,989,661
Cigna Group	16,228	4,146,741
CVS Health Corp.	67,725	5,032,645
†DaVita, Inc.	18,100	1,468,091
†Guardant Health, Inc.	68,179	1,598,116
†Molina Healthcare, Inc.	6,587	1,761,956
UnitedHealth Group, Inc.	92,414	43,673,932
		59,671,142
Health Care REITs–0.06%
Ventas, Inc.	21,300	923,355
		923,355
Health Care Technology–1.32%
†Veeva Systems, Inc. Class A	108,230	19,891,592
		19,891,592
Hotel & Resort REITs–0.46%
Host Hotels & Resorts, Inc.	263,289	4,341,636
Park Hotels & Resorts, Inc.	214,112	2,646,424
		6,988,060
Hotels, Restaurants & Leisure–1.95%
†Airbnb, Inc. Class A	21,511	2,675,969
†Booking Holdings, Inc.	3,539	9,386,879
†Chipotle Mexican Grill, Inc.	4,693	8,017,005
Darden Restaurants, Inc.	13,494	2,093,729
Hilton Worldwide Holdings, Inc.	41,813	5,890,197
Starbucks Corp.	11,961	1,245,499
		29,309,278
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables–0.16%
PulteGroup, Inc.	7,610	$ 443,511
†TopBuild Corp.	9,209	1,916,761
		2,360,272
Insurance–0.65%
Marsh & McLennan Cos., Inc.	39,391	6,560,571
MetLife, Inc.	55,316	3,205,009
		9,765,580
Interactive Media & Services–4.08%
†Alphabet, Inc. Class A	54,519	5,655,256
†Alphabet, Inc. Class C	536,003	55,744,312
		61,399,568
IT Services–2.31%
Accenture PLC Class A	16,050	4,587,250
†Cloudflare, Inc. Class A	21,445	1,322,299
†EPAM Systems, Inc.	38,222	11,428,378
†Gartner, Inc.	18,663	6,079,845
†MongoDB, Inc.	6,945	1,619,018
†Okta, Inc.	19,015	1,639,854
†Snowflake, Inc. Class A	21,420	3,304,892
†Wix.com Ltd.	47,380	4,728,524
		34,710,060
Life Sciences Tools & Services–2.05%
Agilent Technologies, Inc.	11,297	1,562,827
Bruker Corp.	44,069	3,474,400
†Illumina, Inc.	10,924	2,540,376
†IQVIA Holdings, Inc.	33,625	6,687,676
†Mettler-Toledo International, Inc.	7,599	11,628,066
†Waters Corp.	13,525	4,187,746
West Pharmaceutical Services, Inc.	1,983	687,050
		30,768,141
Machinery–0.93%
Caterpillar, Inc.	22,645	5,182,082
IDEX Corp.	26,482	6,118,136
Illinois Tool Works, Inc.	11,119	2,706,921
		14,007,139
Media–0.26%
†Trade Desk, Inc. Class A	63,143	3,846,040
		3,846,040
Oil, Gas & Consumable Fuels–0.54%
†Antero Resources Corp.	24,273	560,463
Cheniere Energy, Inc.	27,556	4,342,826
Kinder Morgan, Inc.	180,945	3,168,347
		8,071,636

LVIP Blended Large Cap Growth Managed Volatility Fund–2

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals–2.67%
†Elanco Animal Health, Inc.	251,799	$ 2,366,911
Eli Lilly & Co.	31,471	10,807,771
Zoetis, Inc.	161,849	26,938,147
		40,112,829
Semiconductors & Semiconductor Equipment–6.11%
†Advanced Micro Devices, Inc.	20,738	2,032,531
ASML Holding NV	9,485	6,456,534
Broadcom, Inc.	3,534	2,267,202
Entegris, Inc.	45,361	3,720,056
KLA Corp.	5,881	2,347,519
Lam Research Corp.	2,856	1,514,023
Microchip Technology, Inc.	81,911	6,862,504
Monolithic Power Systems, Inc.	4,498	2,251,429
NVIDIA Corp.	148,904	41,361,064
NXP Semiconductors NV	23,245	4,334,611
†ON Semiconductor Corp.	44,243	3,642,084
QUALCOMM, Inc.	118,254	15,086,845
		91,876,402
Software–18.55%
†Adobe, Inc.	61,001	23,507,955
†Alteryx, Inc. Class A	9,372	551,448
†Autodesk, Inc.	61,851	12,874,904
†Cadence Design Systems, Inc.	37,195	7,814,298
†Crowdstrike Holdings, Inc. Class A	944	129,573
†Dropbox, Inc. Class A	50,228	1,085,929
†Fortinet, Inc.	366,136	24,333,399
†HubSpot, Inc.	3,114	1,335,128
†Manhattan Associates, Inc.	22,047	3,413,978
Microsoft Corp.	470,929	135,768,831
†New Relic, Inc.	10,720	807,109
†Palo Alto Networks, Inc.	37,464	7,483,059
†Paycom Software, Inc.	14,502	4,408,753
†Paylocity Holding Corp.	1,317	261,793
†PTC, Inc.	35,193	4,512,798
Roper Technologies, Inc.	30,086	13,258,599
†ServiceNow, Inc.	27,665	12,856,479
†Smartsheet, Inc. Class A	7,595	363,041
†Splunk, Inc.	60,056	5,758,169
†Synopsys, Inc.	29,540	11,409,825
†Tyler Technologies, Inc.	17,793	6,310,110
†Zscaler, Inc.	7,596	887,441
		279,132,619
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs–0.86%
Crown Castle, Inc.	54,731	$ 7,325,197
Lamar Advertising Co. Class A	55,936	5,587,447
		12,912,644
Specialty Retail–1.95%
†CarMax, Inc.	21,520	1,383,306
†Chewy, Inc. Class A	44,452	1,661,616
†Five Below, Inc.	20,174	4,155,239
Home Depot, Inc.	49,593	14,635,886
Tractor Supply Co.	32,064	7,536,322
		29,372,369
Technology Hardware, Storage & Peripherals–5.58%
Apple, Inc.	496,867	81,933,368
†Pure Storage, Inc. Class A	76,481	1,951,031
		83,884,399
Textiles, Apparel & Luxury Goods–1.41%
†Deckers Outdoor Corp.	6,529	2,935,112
†Lululemon Athletica, Inc.	10,980	3,998,806
NIKE, Inc. Class B	116,634	14,303,994
		21,237,912
Trading Companies & Distributors–0.08%
United Rentals, Inc.	2,925	1,157,598
		1,157,598
Total Common Stock (Cost $1,008,173,220)		1,358,284,096
RIGHTS–0.01%
=†Contra Abiomed, Inc.	11,753	183,465
Total Rights (Cost $11,988)		183,465

MONEY MARKET FUND–9.36%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	140,776,649	140,776,649
Total Money Market Fund (Cost $140,776,649)		140,776,649

TOTAL INVESTMENTS–99.65% (Cost $1,148,961,857)	1,499,244,210
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	5,267,830
NET ASSETS APPLICABLE TO 41,172,873 SHARES OUTSTANDING–100.00%	$1,504,512,040

LVIP Blended Large Cap Growth Managed Volatility Fund–3

LVIP Blended Large Cap Growth Managed Volatility Fund
Schedule of Investments (continued)

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following futures contracts were outstanding at March 31, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
8	E-mini Russell 2000 Index	$725,400	$752,448	6/16/23	$—	$(27,048)
357	E-mini S&P 500 Index	73,858,838	70,730,834	6/16/23	3,128,004	—
3	E-mini S&P MidCap 400 Index	758,910	783,067	6/16/23	—	(24,157)
Total Futures Contracts					$3,128,004	$(51,205)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Large Cap Growth Managed Volatility Fund–4

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Large Cap Growth Managed Volatility Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Blended Large Cap Growth Managed Volatility Fund–5

LVIP Blended Large Cap Growth Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$1,358,284,096	$—	$—	$1,358,284,096
Rights	—	—	183,465	183,465
Money Market Fund	140,776,649	—	—	140,776,649
Total Investments	$1,499,060,745	$—	$183,465	$1,499,244,210
Derivatives:

Assets:
Futures Contract	$3,128,004	$—	$—	$3,128,004
Liabilities:
Futures Contracts	$(51,205)	$—	$—	$(51,205)
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
LVIP Blended Large Cap Growth Managed Volatility Fund–6